Cover	Jan. 26, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 26, 2023
Entity Registrant Name	AMERICAN SOFTWARE, INC.
Entity File Number	001-12456
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-1098795
Entity Address, Address Line One	470 East Paces Ferry Road, NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	261-4381
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMSWA
Entity Emerging Growth Company	false
Entity Central Index Key	0000713425
Amendment Flag	false
Security Exchange Name	NASDAQ